ACCOUNTS PAYABLE	9 Months Ended
Jun. 30, 2018
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE

NOTE 5 – ACCOUNTS PAYABLE

Accounts payable at June 30, 2018 and September 30, 2017 totaled $11,627 and $0, respectively. Accounts payable consisted of $11,627 and $0 in legal and consulting fees payable as of June 30, 2018 and September 30, 2017, respectively.